EMPLOYEE EQUITY INCENTIVE PLAN (Weighted Average Fair Value of Options Granted) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	$ 0.26		$ 0.10
Total intrinsic value of options exercised	$ 31,708	$ 212,849	$ 377,622